Schedule of general and administrative expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Total	$ 3,225,273	$ 937,837
VD Capital Pty. Ltd. [Member]
Related Party Transaction [Line Items]
Total	$ 1,745,000
Relationship	KNOREX Ltd’s shareholder >5% and <10% of shareholding